Exhibit 99.13

ALT ID	LoanRecordID	Loan Number	Vendor Pool	Borrower Name	Initial DD Rating	Final Rating	Credit Rating	Property Rating	Compliance Rating	Credit Exceptions	Property Exceptions	Compliance Exceptions
113573482	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
890136659	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Missing Mortgage/Deed of Trust-A Mortgage/Deed of Trust with borrower(s) signatures was not provided.-Resolved--Lender provided copy of DOT. Condition cleared.

 Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--Document Uploaded. Home Inspection Report provided.  Condition Cleared.

 Conditions Of Offer Not Satisfied-All conditions provided in the Conditions Of Offer were not satisfied. Missing ID for the borrower.-Resolved--Document Uploaded. Passport provided to meet Condition of Offer.  Condition Cleared.

585597229	XXXXXX	XXXXX		XXXXXX	3	1	1	1	1	Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--Document Uploaded. Home Inspection report provided. Condition cleared.
658555760	XXXXXX	XXXXX	XXXXXX	3	3	3	1	1	Debt Limit (CLTV) Exceeds Guidelines-Document Uploaded. Finding is for CLTV Exceeding Guidelines. An Exception was provided for DTI. Unable to clear.
 Lender guidelines require a maximum CLTV of 85%, however the CLTV of the subject is 87.50%. The senior lien balance at origination was $XXX,XXX.XX ($XXX,XXX.XX balance as of XX/XX/XXXX less $XX,XXX.XX paid at closing towards principal).-Resolved--Lender provided letter stating CLTV requirement is based on a front-end CLTV and does not include the investment payment. Condition cleared.

 Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--Document Uploaded. Home Inspection provided.  Condition cleared.

 Missing Credit Report - Borrower 2-Lender acknowledges unable to provide missing documentation, finding will be graded EVC
 A credit report for the Borrower 2 was not provided.-Counter--

354400075	XXXXXX	XXXXX	XXXXXX	3	3	3	1	1	Debt Limit (CLTV) Exceeds Guidelines-Document Uploaded. Finding is for CLTV Exceeding Guidelines. An Exception was provided for DTI. Unable to clear.
 Lender guidelines require a maximum CLTV of 75%, however the CLTV of the subject is 77.50%. The senior lien balance at origination was $XXX,XXX.XX ($XXX,XXX.XX balance as of XX/XX/XXXX less $X,XXX.XX paid at closing towards principal).-Resolved--Lender provided letter stating CLTV requirement is based on a front-end CLTV and does not include the investment payment. Condition cleared.

 Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--Document Uploaded.

 Missing Credit Report - Borrower 2-Lender acknowledges unable to provide missing documentation, finding will be graded EVC

 A credit report for the Borrower 2 was not provided.-Counter--

												Missing Offered HomeOwner Agreement Terms-Document Uploaded. Document provided. Condition Cleared. The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--
399105453	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Conditions Of Offer Not Satisfied-Document Uploaded. Signed offer package attached. IDs were not required - please confirm with Adam, Uriah, or Rayna.

 All conditions provided in the Conditions Of Offer were not satisfied. Missing ID for both borrowers.-Resolved--Lender provided missing documentation, finding resolved.

570658651	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Conditions Of Offer Not Satisfied-All conditions provided in the Conditions Of Offer were not satisfied. Missing borrower ID.-Resolved--Document Uploaded. Document provided. Condition Cleared.

 Missing Condo Master Insurance Policy-Missing condo master insurance policy. Missing Master insurance policy as subject property is an Attached PUD. -Resolved--Lender provided evidence of hazard insurance. Condition cleared.

209486221	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
838895554	XXXXXX	XXXXX	XXXXXX	3	3	3	1	3	Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--Document Uploaded. Document provided. Condition cleared.

 Conditions Of Offer Not Satisfied-Lender acknowledges unable to resolve, finding will be graded EVC.
 .
 All conditions provided in the Conditions Of Offer were not satisfied. Missing both borrower's ID.-Counter--Lender acknowledges unable to resolve, finding will be graded EVC.

Conditions Of Offer Not Signed-Lender acknowledges unable to resolve, finding will be graded EVC.
 Please provide signed Conditions Of Offer from the Offer Package. Condition maintained.
 The Conditions Of Offer is not signed.-Counter--

 Important Information Notice and Total Cost Estimate Not Signed-Lender acknowledges unable to resolve, finding will be graded EVC.
 Please provide signed Important Information Notice and Total Cost Estimate from the Offer Package. Condition maintained.
 The Important Information Notice and Total Cost Estimate is not signed.-Counter--

 Offered HomeOwner Agreement Terms Not Signed-Lender acknowledges unable to resolve, finding will be graded EVC.
 Please provide signed Offered HomeOwner Agreement Terms from the Offer Package. Condition maintained.
 The Offered HomeOwner Agreement Terms is not signed.-Counter--

281548914	XXXXXX	XXXXX		XXXXXX	3	1	1	1	1	Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--Document Uploaded. Document provided. Condition cleared.
421836402	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--Document Uploaded. Document provided. Condition cleared.	Missing Conditions Of Offer-Document Uploaded. Signed offer package uploaded.

 Please provide signed Conditions Of Offer from the Offer Package. Condition maintained.

 The Conditions Of Offer is missing from the file.-Resolved--Lender provided executed documentation, finding resolved.

531595230	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Missing Hazard Insurance Declaration-A hazard insurance declaration for this subject property was not provided.-Resolved--11/6/2025: SOW provided indicates as of XX/XXXX, proof of hazard insurance was no longer required.

 Evidence of Flood Zone Missing-Evidence of Flood Zone Missing.-Resolved--Lender provided evidence that property is not in a flood zone. Condition cleared.

613355399	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Income/Asset Verification Missing or Incomplete-Received income docs. The initial finding comment states Verification of assets missing. Please provide asset verification. Condition remains.

 Lender provided income calculation, income documentation utilized for calculation not provided, finding maintained.

 Verification of income or assets is missing from the file. Verification of assets is missing from the file.-Resolved--Lender provided updated guidelines. Condition cleared.

Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. Missing Applicant(s) Acknowledgement of Acceptance-Resolved--Lender provided missing documentation, finding resolved.

994485264	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
266722048	XXXXXX	XXXXX		XXXXXX	3	1	1	1	1	Missing credit report-Missing credit report-Resolved--Lender provided credit report, finding resolved.
532230612	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Income/Asset Verification Missing or Incomplete-Verification of income or assets is missing from the file. Verification of assets is missing from the loan file-Resolved--Lender provided income/asset documentation, finding resolved.

Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

375406424	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Conditions Of Offer Not Satisfied-All conditions provided in the Conditions Of Offer were not satisfied. All conditions provided in the Conditions Of Offer were not satisfied-Resolved--Lender provided missing documentation, finding resolved.

Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Applicant(s) Acknowledgement of Acceptance Not Signed-The Applicant(s) Acknowledgement of Acceptance is not signed. The Applicant(s) Acknowledgement of Acceptance is missing from the file.
-Resolved--Lender provided missing documentation, finding resolved.

813192696	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
623222606	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
825525694	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
125774682	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
397178090	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
223269905	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
453374735	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
368575563	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
373535068	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Income/Asset Verification Missing or Incomplete-Verification of income or assets is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--Lender provided home inspection, finding resolved.

 Missing credit report-Missing Credit Report-Resolved--Lender provided credit report and supplement, finding resolved.

 Missing Senior Mortgage Statement-The Senior Mortgage Statement is missing from the file.-Resolved--Lender provided mortgage statement, finding resolved.

											Missing Appraisal (Property)-Appraisal not provided.-Resolved--Lender provided property appraisal, finding resolved.	Missing Homeowner Covenant Agreement-The Homeowner Covenant Agreement is missing from the file. Missing Homeowner Covenant Agreement-Resolved--Lender provided missing documentation, finding resolved.
989985087	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
666070708	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
818692244	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
810645589	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
229334041	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Missing Conditions Of Offer-The Conditions Of Offer is missing from the file. The Conditions of Offer is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

413335644	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Missing Senior Mortgage Statement-The Senior Mortgage Statement is missing from the file. Mortgage statement is missing, therefore the UPB cannot be verified. Unable to calculate HEI.-Resolved--Lender provided missing documentation, finding resolved.

821568181	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Conditions Of Offer Not Satisfied-All conditions provided in the Conditions Of Offer were not satisfied.-Resolved--Lender provided missing documentation, finding resolved.

 Income/Asset Verification Missing or Incomplete-Verification of income or assets is missing from the file.-Resolved--Lender provided income/asset documentation, finding resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

453746748	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Conditions Of Offer Not Satisfied-All conditions provided in the Conditions Of Offer were not satisfied.-Resolved--Lender provided missing documentation, finding resolved.	Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

883556833	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
521954229	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
510374144	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
365526852	XXXXXX	XXXXX		XXXXXX	3	1	1	1	1	Missing Senior Mortgage Statement-The Senior Mortgage Statement is missing from the file.-Resolved--Lender provided mortgage statement, finding resolved.
508747100	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
239693906	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
992265799	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
985966359	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Document Uploaded. Lender policy at time of origination accepted closing documents notarized as performing legal duty obtaining identification, finding resolved.

703310140	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 2-Borrower 2 identification not provided.-Resolved--Document Uploaded. Lender policy at time of origination accepted closing documents notarized as performing legal duty obtaining identification, finding resolved.

 Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Document Uploaded. Lender policy at time of origination accepted closing documents notarized as performing legal duty obtaining identification, finding resolved.

726622108	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

565869384	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Important Information Notice and Total Cost Estimate Not Signed-The Important Information Notice and Total Cost Estimate is not signed. Important Information Notice and Total Cost Estimate Not Signed
-Resolved--Lender provided missing documentation, finding resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file. The Applicant(s) Acknowledgement of Acceptance is missing from the file-Resolved--Lender provided missing documentation, finding resolved.

561444541	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 2-Borrower 2 identification not provided.-Resolved--Document Uploaded. Lender policy at time of origination accepted closing documents notarized as performing legal duty obtaining identification, finding resolved.

 Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Document Uploaded. Lender policy at time of origination accepted closing documents notarized as performing legal duty obtaining identification, finding resolved.

 Missing Senior Mortgage Statement-The Senior Mortgage Statement is missing from the file.-Resolved--Lender provided mortgage statement, finding resolved.

 Income/Asset Verification Missing or Incomplete-Verification of income or assets is missing from the file. Verification of income and assets is missing from the file.-Resolved--

 Conditions Of Offer Not Satisfied-All conditions provided in the Conditions Of Offer were not satisfied.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Home Inspection-The Home Inspection is missing from the file.-Resolved--

 Evidence of Flood Zone Missing-Evidence of Flood Zone Missing.-Resolved--Appraisal in loan file reflects property not in flood zone, finding resolved.

Missing Appraisal (Property)-Appraisal not provided.-Resolved--Lender provided missing documentation, finding resolved.	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

108254539	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
971313853	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
268376636	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 2-Borrower 2 identification not provided.-Resolved--Document Uploaded. Lender policy at time of origination accepted closing documents notarized as performing legal duty obtaining identification, finding resolved.

 Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Document Uploaded. Lender policy at time of origination accepted closing documents notarized as performing legal duty obtaining identification, finding resolved.

636779978	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
646228392	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
758932568	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
979099292	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
177305848	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
954236231	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
287228852	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
103406086	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
578083508	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Conditions Of Offer Not Satisfied-All conditions provided in the Conditions Of Offer were not satisfied. -Resolved--Lender provided missing documentation, finding resolved.	Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

131702314	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Required Documentation is Missing-Summary of Finance Terms and Fees (Section 10) of the Unison Homeowner Option Agreement -Resolved--Lender provided missing documentation, finding resolved.

 Missing Senior Mortgage Statement-The Senior Mortgage Statement is missing from the file.-Resolved--Lender provided mortgage statement, finding resolved.

 Evidence of Flood Zone Missing-Evidence of Flood Zone Missing.-Resolved--Lender provided XXXX search noting property not in flood zone, finding resolved.

599048228	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

578978423	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

915734018	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided Offered HomeOwner Agreement Terms, finding resolved.

754994140	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

154433165	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Income/Asset Verification Missing or Incomplete-Verification of income or assets is missing from the file.-Resolved--Lender provided income/asset documentation, finding resolved.

 Required Documentation is Missing-..-Resolved--Lender provided missing documentation, finding resolved.

 Conditions Of Offer Not Satisfied-All conditions provided in the Conditions Of Offer were not satisfied.-Resolved--Lender provided missing documentation, finding resolved.

Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

103850048	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 2-Borrower 2 identification not provided. Missing Borrower Identification - Borrower 2-Resolved--Document Uploaded. Lender policy at time of origination accepted closing documents notarized as performing legal duty obtaining identification, finding resolved.

 Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided. Missing Borrower Identification - Borrower 1-Resolved--Document Uploaded. Lender policy at time of origination accepted closing documents notarized as performing legal duty obtaining identification, finding resolved.

 Income/Asset Verification Missing or Incomplete-Verification of income or assets is missing from the file.-Resolved--Lender provided income/asset documentation, finding resolved.

 Missing Senior Mortgage Statement-The Senior Mortgage Statement is missing from the file.-Resolved--Lender provided mortgage statement, finding resolved.

728183952	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Income/Asset Verification Missing or Incomplete-Verification of income or assets is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.	Missing Conditions Of Offer-The Conditions Of Offer is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Applicant(s) Acknowledgement of Acceptance-The Applicant(s) Acknowledgement of Acceptance is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Important Information Notice and Total Cost Estimate-The Important Information Notice and Total Cost Estimate is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

 Missing Offered HomeOwner Agreement Terms-The Offered HomeOwner Agreement Terms is missing from the file.-Resolved--Lender provided missing documentation, finding resolved.

211222980	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Income/Asset Verification Missing or Incomplete-Verification of income or assets is missing from the file.-Resolved--Lender provided income/asset documentation, finding resolved.

 Missing Senior Mortgage Statement-The Senior Mortgage Statement is missing from the file.-Resolved--Lender provided mortgage statement, finding resolved.

519311386	XXXXXX	XXXXX		XXXXXX	1	1	1	1	1
637546275	XXXXXX	XXXXX	XXXXXX	3	1	1	1	1	Missing Borrower Identification - Borrower 2-Borrower 2 identification not provided.-Resolved--Document Uploaded. Lender policy at time of origination accepted closing documents notarized as performing legal duty obtaining identification, finding resolved.

 Missing Borrower Identification - Borrower 1-Borrower 1 identification not provided.-Resolved--Document Uploaded. Lender policy at time of origination accepted closing documents notarized as performing legal duty obtaining identification, finding resolved.

 Income/Asset Verification Missing or Incomplete-Verification of income or assets is missing from the file. Income/Asset Verification Missing or Incomplete-Resolved--Lender provided income/asset documentation, finding resolved.

 Missing Senior Mortgage Statement-The Senior Mortgage Statement is missing from the file.-Resolved--Lender provided mortgage statement, finding resolved.

508012360	XXXXXX	XXXXX	XXXXXX	1	1	1	1	1	Conditions Of Offer Not Satisfied--Resolved--All conditions provided in the Conditions Of Offer were not satisfied. Lender provided application and closing package which reflects required documents, finding resolved.

Missing Important Information Notice and Total Cost Estimate--Resolved--The Important Information Notice and Total Cost Estimate is missing from the file. Lender provided application and closing package which reflects required documents, finding resolved.

 Missing Applicant(s) Acknowledgement of Acceptance--Resolved--The Applicant(s) Acknowledgement of Acceptance is missing from the file. Lender provided application and closing package which reflects required documents, finding resolved.

 Missing Offered HomeOwner Agreement Terms--Resolved--The Offered HomeOwner Agreement Terms is missing from the file. Lender provided application and closing package which reflects required documents, finding resolved.